Warrant Liabilities	6 Months Ended
Jun. 30, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
16	WARRANT LIABILITIES

	December 31, 2023	June 30, 2024
	RM	RM	USD
Cost

At January 1	-	1,964,335	416,420
Additions	1,964,335	13,043,907	2,765,180
Exercised	-	(7,448,077)	(1,578,919)
Currency realignment	-	54,744	11,605
At December 31	1,964,335	7,614,909	1,614,286

In connection with the advisory agreement entered into with Exchange Listing, LLC, a Nevada limited liability corporation, the Company has issued a total of 250,000 warrants exercisable at USD 4.00 per share to Exchange Listing, LLC on March 26, 2023.

On January 17, 2024, the Company has issued a total of 2,200,000 of warrant A and warrant B each at USD 1.25 per share to shareholders in following offering. As of June 30, 2024, a total of 2,518,984 warrant have been exercised.

Management applied the provisions of debt and equity classification under IAS 32 Financial Instruments: Presentation (“IAS 32”). In accordance with IAS 32, a contract to issue a variable number of shares fail to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognised in the consolidated statement of comprehensive income at each reporting date. As these warrants include contingent settlement provisions that introduce potential variability to the settlement amounts of the warrants, dependent on the occurrence of some uncertain future events, the warrants are accounted for as derivative financial liabilities at fair value.

The Group applied a Black-Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	Warrant A		Warrant B		Warrant to Exchange listing
Share price	USD	1.08	USD	1.08	USD	2.26
Exercise price / warrant	USD	1.25	USD	1.25	USD	4.00
Expected volatility		98.07%		98.07%		130.14%
Dividend yield		Nil		Nil		Nil
Expected term (years)		5 years		1.5 years		4.24 years
Annual risk-free interest rate		4.106%		4.106%		3.918%